SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Reconciliation of ordinary shares reflected on the balance sheet

	Series Pre-A		Series A
	Preferred Shares		Preferred Shares		Total
	Shares	US$	Shares	US$	Shares	US$
Balance as of January 1, 2021 and 2022	—	—	—	—	—	—
Issuance of preferred shares	35,552,179	153,126	27,343,520	190,723	62,895,699	343,849
Re-designation of ordinary shares into preferred shares	5,332,827	23,650	—	—	5,332,827	23,650
Accretion of redeemable convertible preferred shares	—	508	—	402	—	910
Balance as of December 31, 2022	40,885,006	177,284	27,343,520	191,125	68,228,526	368,409
Accretion of redeemable convertible preferred shares	—	7,225	—	7,896	—	15,121
Balance as of December 31, 2023	40,885,006	184,509	27,343,520	199,021	68,228,526	383,530

Reconciliation of basic and diluted income (loss) per ordinary share

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Numerator:
Net loss attributable to ordinary shareholders	(742,001)	(723,921)	(110,531)
Accretion of redeemable convertible preferred shares	(15,121)	(910)	—
Numerator for basic and diluted net loss per ordinary share calculation	(757,122)	(724,831)	(110,531)
Denominator:
Weighted average number of ordinary shares, basic and diluted(1)	474,621,603	475,805,054	334,127,181
Denominator for basic and diluted net loss per ordinary share calculation(1)	474,621,603	475,805,054	334,127,181
Net loss per ordinary share attributable to ordinary shareholders
– Basic and diluted(1)	(1.60)	(1.52)	(0.33)
(1)	Shares outstanding for all periods reflect the adjustment for Recapitalization.

For the purposes of calculating loss per share for the years ended December 31, 2023, 2022 and 2021, the weighted average number of ordinary shares outstanding used in the calculation has been retrospectively adjusted to reflect the Recapitalization (see note 1(b)), as if the Recapitalization had occurred at the beginning of the earliest period presented.

CIK 0001841024 L Catterton Asia Acquisition Corp
Reconciliation of ordinary shares reflected on the balance sheet

Class A ordinary shares subject to possible redemption, as of December 31, 2021	$286,531,700
Plus:
Remeasurement of carrying value to redemption value	4,132,759
Class A ordinary shares subject to possible redemption, as of December 31, 2022	$290,664,459
Less:
Redemptions	(70,200,754)
Plus:
Remeasurement of carrying value to redemption value	14,270,741
Class A ordinary shares subject to possible redemption, as of December 31, 2023	$234,734,446

Reconciliation of basic and diluted income (loss) per ordinary share

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Class A Common Stock
Net income allocable to Class A common stock	$192,915	$8,671,767
Basic and diluted weighted average shares outstanding	23,063,000	28,650,874
Basic and diluted net income per share	$0.01	$0.30
Class B Common Stock
Net income allocable to Class B common stock	$59,914	$2,167,941
Weighted average shares outstanding, basic and diluted	7,162,718	7,162,718
Basic and diluted net income per common share	$0.01	$0.30